Sundry Income, Net (Details) - Schedule of Components of Sundry Income, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of Components of Sundry Income, Net [Abstract]
Government grants	¥ 1,682	$ 231	¥ 4,528	¥ 4,945
Others	(22)	(3)	509	(255)
Total sundry income, net	¥ 1,660	$ 228	¥ 5,037	¥ 4,690